NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (7,950)	$ (4,368)	$ (3,851)
Denominator:
Weighted average shares outstanding-Basic	9,190	9,150	9,113
Potentially dilutive ordinary share equivalents-stock options and restricted stock
Weighted average shares outstanding-Diluted	9,190	9,150	9,113
Net loss per share Basic	$ (0.87)	$ (0.48)	$ (0.42)
Net loss per share Diluted	$ (0.87)	$ (0.48)	$ (0.42)